Other current and non-current non-financial assets (Tables)	12 Months Ended
Dec. 31, 2023
Other Current And Non-Current Non-Financial Assets
Schedule of other current and non-current non-financial assets
As of December 31, 2023, and 2022, the detail of “Other Current and Non-current Assets” is as follows:

Other non-financial assets, current	As of December 31, 2023	As of December 31, 2022
	ThUS$	ThUS$
Domestic Value Added Tax	63,973	81,361
Foreign Value Added Tax	24,889	66,926
Prepaid mining licenses	1,299	1,122
Prepaid insurance	15,022	33,896
Other prepayments	3,204	1,230
Refund of Value Added Tax to exporters	19,929	3,020
Other taxes	6,142	7,512
Other assets	2,292	1,268
Total	136,750	196,335

Other non-financial assets, non-current	As of December 31, 2023	As of December 31, 2022
	ThUS$	ThUS$
Exploration and evaluation expenses	57,458	44,023
Guarantee deposits	950	717
Foreign VAT (1)	308,084	—
Other non-current assets	7,208	7,656
Total	373,700	52,396
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(1) Value-added taxes to be recovered from the commercial office of SQM Shanghai Chemicals Co. Ltd., where that recovery is expected to take longer than 12 months.
Schedule of changes in assets for exploration and mineral resource evaluation
Movements in assets for the exploration and evaluation of mineral resources as of December 31, 2023, and 2022:

Reconciliation	As of December 31, 2023	As of December 31, 2022	As of December 31, 2021
	ThUS$	ThUS$	ThUS$
Opening balance	44,023	26,752	17,883
Changes
Additions	12,002	11,341	8,071
Reclassifications from/to short-term (inventory)	1,049	(465)	83
Amortization of ground studies	(2,131)	(2,421)	(1,360)
Reclassification from construction in progress	2,515	8,816	2,075
Total changes	13,435	17,271	8,869
Ending balance (*)	57,458	44,023	26,752
As of December 31, 2023 and 2022, no reevaluations of assets for exploration and assessment of mineral resources have been conducted.
(*) This corresponds to the sum of expenditures for economically feasible exploration and exploration under operation (long-term).

Schedule of exploration and evaluation explanatory

Explorations in execution	As of December 31, 2023	As of December 31, 2022
	ThUS$	ThUS$
Chile	9,062	3,699
Total	9,062	3,699

Schedule of detailed information about conciliation of explorations in execution

Conciliation of explorations in execution	As of December 31, 2023	As of December 31, 2022
	ThUS$	ThUS$
Opening balance	3,699	1,000
Disbursements	6,095	4,227
Reclassifications	(732)	(1,528)
Total changes	5,363	2,699
Total	9,062	3,699

Schedule of detailed information about reimbursements for exploration and evaluation

Prospecting	Type of Exploration	As of December 31, 2023	As of December 31, 2022
		ThUS$	ThUS$
Chile (1)	Metallic/Non-Metallic	50,844	36,327
Total		50,844	36,327
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(1)The value presented for Chile is composed as of December 2023 of ThUS 13,803 corresponding to non-metallic exploration and evaluation and ThUS$ 37,041 associated with metallic exploration. In December 2022, the amounts of non-metallic and metallic exploration were ThUS$ 11,417 ThUS$24,910.

Schedule of detailed information about reconciliation of economically feasible metalic explorations

Prospecting conciliation	As of December 31, 2023	As of December 31, 2022
	ThUS$	ThUS$
Opening balance	36,327	18,154
Additions	12,002	11,341
Reclassifications from Exploration in execution – Chile	2,515	8,864
Reclassifications to Exploration in Exploitation-Chile	—	(2,032)
Total changes	14,517	18,173
Total	50,844	36,327

Schedule of detailed information about short term and long term exploitation conciliation

Short-Term Exploitation Conciliation	As of December 31, 2023	As of December 31, 2022
	ThUS$	ThUS$
Opening balance	1,700	1,235
Amortization of ground studies	—	—
Reclasifications from/to short term (inventories)	(1,049)	465
Total changes	(1,049)	465
Total	651	1,700

Long-Term Exploitation Conciliation	As of December 31, 2023	As of December 31, 2022
	ThUS$	ThUS$
Opening balance	7,696	8,598
Amortization of ground studies	(2,131)	(2,421)
Reclasifications from/to short term (inventories)	1,049	1,519
Total changes	(1,082)	(902)
Total	6,614	7,696